Equity Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Equity Instruments at Fair Value Through Profit or Loss
The following table shows holdings of equity instruments at fair value through profit or loss as of December 31, 2020 and 2019:

	Holdings
Name	12/31/2020		12/31/2019
	Fair value level	Book amounts	Book amounts
Equity Instruments

Measured at fair value through profit or loss
- Local
Prisma Medios de Pago SA	3	4,975,977	3,405,143
Mercado Abierto Electrónico SA	3	144,222	70,730
Matba Rofex SA	3	21,242	15,723
C.O.E.L.S.A	3	19,511	13,076
Argentina Clearing y Registro SA	3	14,731	14,217
Sedesa	3	11,682	9,492
Provincanje SA	3	6,243	3,315
AC Inversora SA	3	5,389
Mercado a Término Rosario SA	3	4,308	12,510
Proin SA	3	1,960	2,012
Other		1,407	1,751

Subtotal local		5,206,672	3,547,969

- Foreign
Banco Latinoamericano de Comercio Exterior SA	1	9,728	12,731
Sociedad de Telecomunicaciones Financieras Interbancarias Mundiales	3	1,899	1,727

Subtotal foreign		11,627	14,458

Total measured at fair value through profit or loss		5,218,299	3,562,427

TOTAL EQUITY INSTRUMENTS		5,218,299	3,562,427